Fair Value Measurement (Summary of Changes in Fair Value of Level 3 Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Beginning balance	$ 0
Capital injection in NQ Guotai	16,402
Total gain or losses included in earnings from equity investment in NQ Guotai	0
Settlements	0
Ending balance	$ 16,402